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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ]  is a restatement.
                                  [ X ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Highline Capital Management, LLC
Address:   One Rockefeller Plaza
           New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

          /S/ MICHAEL KLARMAN      NEW YORK, NEW YORK       MAY 31, 2005
          -------------------      ------------------       ------------
             [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              orm 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:                1
                                                 -------------

Form 13F Information Table Value Total:             $7,068
                                                 -------------
                                                  (thousands)


List of Other Included Managers:

None


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                                                         FORM 13F INFORMATION TABLE
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              COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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                            TITLE OF                VALUE     SHRS OR PRN    SH/  PUT/  INVESTMENT    OTHER
        NAME OF ISSUER       CLASS      CUSIP      (X1000)      AMOUNT       PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
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
1.  ALERIS INTERNATIONAL
    INC CMN                    COM      014477103    7,068       283,300      SH          Sole            0    283,300     0      0
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